SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of ordinary shares reserved for future issuance
	June 30,	December 31,
	2026	2025
	(Unaudited)
Ordinary shares	42,274,119	51,160,822
Outstanding share options and RSUs	3,755,167	2,653,964
Shares available for future grants under the 2021 plan	11,797,025	10,841,262
Shares available for future grants under the 2024 Foundation plan	12,923	14,498
Shares subject to the employee share purchase plan	835,694	1,048,635
Total	58,674,928	65,719,181

Schedule of share option activity
	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value
	(Unaudited)
Outstanding — January 1, 2026 (*)	1,257,067	$70.64	5.17	$111,600
Granted (*)	95,135	$0.01
Exercised	(140,338)	$12.23
Expired and forfeited	(61,544)	$141.80
Outstanding — June 30, 2026	1,150,320	$68.12	5.21	$43,467
Exercisable — June 30, 2026 (*)	979,853	$76.06	4.63	$33,462

(*) Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024, 20,217 in 2025, and 66,595 in 2026, as applicable.

Schedule of unvested restricted stock units
	Number of Units	Weighted-Average Fair Value
	(Unaudited)
Balance at January 1, 2026 (*)	1,396,897	$221.68
Granted (*)	1,783,617	$75.47
Vested	(362,312)	$178.92
Canceled	(213,355)	$199.23
Balance at June 30, 2026 (*)	2,604,847	$129.35

(*) Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, 48,129, 62,211 and 258,656 performance shares granted to the Company’s Co-CEOs and several executives in 2024, 2025 and 2026, respectively.

Schedule of share-based compensation expense
	Six months ended June 30,
	2026	2025
	(Unaudited)
Cost of revenue	$3,311	$3,406
Research and development	29,911	43,347
Sales and marketing	20,172	19,205
General and administrative	17,107	21,645
Share-based compensation, net of amounts capitalized	$70,501	$87,603
Capitalized share-based compensation expense	432	1,055
Total share-based compensation	$70,933	$88,658

Schedule of black-scholes stock option assumptions used at the grant dates
	Six months ended June 30,
	2026	2025
	(Unaudited)
Risk-free interest rate	3.89%-4.02%	3.74%-4.10%
Expected dividend yield	0%	0%
Expected term (in years)	5.5-7	2-7
Expected volatility	62.83%	57.02%-59.32%